DEBT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Debt outstanding	$ 968,158	$ 702,837
Unsecured Note Payable 1 [Member]
Short-term Debt [Line Items]
Debt outstanding	250,000	0
Unsecured Note Payable 2 [Member]
Short-term Debt [Line Items]
Debt outstanding	83,158	115,885
Unsecured Note Payable 3 [Member]
Short-term Debt [Line Items]
Debt outstanding	10,000	0
Unsecured Note Payable 4 [Member]
Short-term Debt [Line Items]
Debt outstanding	$ 625,000	$ 586,952